DEMAND PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Demand Deposits [Member]
Debt Disclosure [Text Block]
6.	DEMAND PROMISSORY NOTE

On February 23, 2015, the Company entered into a Securities Purchase Agreement with Dominion Capital pursuant to which the Company issued a 12% Promissory Note (the “February Note”) in the principal amount of $2,500 due and payable on December 23, 2015 in cash or stock or a combination at the Company’s option. At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the February Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the February Note and guaranteed interest, 10% of which may be paid in cash or, at the Company’s option, in common stock or a combination thereof.
The February Note contains certain customary Events of Default (including, but not limited to, default in payment of principal or interest thereunder, breaches of covenants, agreements, representations or warranties thereunder, the occurrence of an event of default under certain material contracts of the Company, including the transaction documents relating to the Note transaction, changes in control of the Company and the entering or filing of certain monetary judgments against the Company). Upon the occurrence of any such Event of Default the outstanding principal amount of the February Note, plus accrued but unpaid interest, liquidated damages, and other amounts owing in respect thereof through the date of acceleration, shall become, at the Investor’s election, immediately due and payable in cash. Upon any Event of Default that results in acceleration of the February Note, the interest rate on the Note shall accrue at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted under state law at the time of the default.

In connection with the February Note Transaction, effective on February 23, 2015, the Company entered into a Security Agreement with the Investor (the “Security Agreement”) pursuant to which the Company granted a security interest in certain of its property (the “Collateral”) to Dominion Capital in order to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the Note. The Collateral shall consist of all of the Company’s rights, title and interest in and to that certain Asset Purchase Agreement, dated November 7, 2014, by and among the Company, Regenicin, Inc., Clark Corporate Law Group, LLP, and Gordon & Rees, LLP and that certain Option Agreement, dated November 7, 2014, by and between the Company and Lonza Walkersville.

As part of the financing, Dominion received 1,250,000 shares of the Company’s restricted common stock valued at $102 and recorded as deferred financing on the balance sheet and will be amortized over the term of the loan.

On March 31, 2015, the Company issued an additional Note to Dominion in the principal amount of $350. The March Note was issued upon the same terms and conditions as the February Note.

9.	DEMAND PROMISSORY NOTE

On February 14, 2014, the Company executed a Demand Promissory Note payable to Dominion Capital, LLC (“Demand Note”) in the amount of $500 at an annual interest rate of 12% compounded monthly until repayment. On March 12, 2014, the Company elected to extend the maturity of the Demand Note from March 14, 2014 to August 14, 2014. On August 14, 2014 and again on September 12, 2014 and October 12, 2014, the note holder agreed to extend the due date thirty days each time for a consideration of $10 in cash for the initial extension and $10 in common stock of the Company at each of the subsequent two extensions. The note was converted to Series E Preferred Stock prior to December 31, 2014.